Securities	12 Months Ended
Dec. 31, 2011
Securities
SECURITIES
NOTE 3 - SECURITIES
The amortized cost and fair value of securities were as follows:

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$13,268	$130	$—	$13,398
States and political subdivisions	54,106	2,640	—	56,746
Corporate obligations	8,733	130	(54)	8,809
Mortgage-backed securities -
government sponsored entities	68,886	2,081	(2)	70,965
Equity securities - financial services	239	109	(3)	345
	$145,232	$5,090	$(59)	$150,263
HELD TO MATURITY:
States and political subdivisions	$171	$6	$—	$177

	December 31, 2010
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$30,194	$392	$(318)	$30,268
States and political subdivisions	49,880	510	(624)	49,766
Corporate obligations	4,018	231	—	4,249
Mortgage-backed securities -
government sponsored entities	59,770	1,398	(240)	60,928
Equity securities - financial services	224	381	(1)	604
	$144,086	$2,912	$(1,183)	$145,815
HELD TO MATURITY:
States and political subdivisions	$170	$9	$—	$179

The following tables show the Company's investments' gross unrealized losses and fair value aggregated by length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
Corporate obligations	$4,152	$(54)	$—	$—	$4,152	$(54)
Mortgage-backed securities -
government sponsored entities	2,495	(2)	—	—	2,495	(2)
Equity securities - financial services	34	(2)	15	(1)	49	(3)
	$6,681	$(58)	$15	$(1)	$6,696	$(59)

	December 31, 2010
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
U.S. Government agencies	$8,696	$(318)	$—	$—	$8,696	$(318)
States and political subdivisions	21,829	(624)	—	—	21,829	(624)
Mortgage-backed securities -
government sponsored entities	20,113	(240)	—	—	20,113	(240)
Equity securities - financial services	15	(1)	—	—	15	(1)
	$50,653	$(1,183)	$—	$—	$50,653	$(1,183)

The Company has 10 securities in the less than twelve month category and 1 security in the twelve months or more category as of December 31, 2011 compared to 61 securities in the less than twelve month category and no securities greater than twelve months as of December 31, 2010. In management's opinion, the unrealized losses on debt securities reflect changes in interest rates subsequent to the acquisition of specific securities.  The Company holds a small amount of equity securities in other financial institutions. No other-than-temporary-impairment charges were recorded in 2011.  Management believes that all other unrealized losses represent temporary impairment of the securities, as it is the intent of the Company to not sell the securities and it is more likely than not that it will not have to sell the securities before recovery of their cost basis.

The amortized cost and fair value of securities as of December 31, 2011 by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)
Due in one year or less	$1,977	$1,984	$—	$—
Due after one year through five years	22,573	22,899	171	177
Due after five years through ten years	19,375	20,357	—	—
Due after ten years	32,182	33,713	—	—
	76,107	78,953	171	177
Mortgage-backed securities -
government sponsored entities	68,886	70,965	—	—
	$144,993	$149,918	$171	$177

Gross realized gains and gross realized losses on sales of securities available for sale were $983,000 and $10,000, respectively, in 2011, compared to $450,000 and $2,000, respectively, in 2010, and $597,000 and $134,000, respectively, in 2009. The proceeds from the sales of securities totaled $32,146,000, $23,944,000 and $15,449,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Securities with a carrying value of $71,245,000 and $71,412,000 at December 31, 2011 and 2010, respectively, were pledged to secure public deposits, U.S. Treasury demand notes, securities sold under agreements to repurchase and for other purposes as required or permitted by law.